Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*          /s/ Freddie Jacobs, Jr.

                                             Freddie Jacobs, Jr.

Date:  September 26, 2005